INVESTMENTS - Impairments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairments
Available-for-sale debt investments impairment charges	¥ 906	¥ 0	¥ 0
Other income/ (expense)
Impairments
Available-for-sale debt investments impairment charges	906	0	0
Equity method investment impairment charges		82	840
Impairment charges of equity securities without readily determinable fair value	40	14	37
Equity securities with readily determinable fair value impairment charges	¥ 0	¥ 0	¥ 28